Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.59%
Apparel Retail–1.21%
TJX Cos., Inc. (The)	45,833	$6,866,242
Apparel, Accessories & Luxury Goods–3.64%
Hermes International S.C.A. (France)	6,677	16,064,847
Moncler S.p.A. (Italy)	78,456	4,571,135
		20,635,982
Application Software–0.60%
Cadence Design Systems, Inc.(b)	11,472	3,399,842
Broadline Retail–9.02%
Amazon.com, Inc.(b)	164,056	39,258,601
JD.com, Inc., ADR (China)(c)	190,706	5,431,307
MercadoLibre, Inc. (Brazil)(b)	2,989	6,419,744
		51,109,652
Financial Exchanges & Data–1.99%
S&P Global, Inc.	21,366	11,276,761
Health Care Equipment–6.73%
Boston Scientific Corp.(b)	94,541	8,842,420
IDEXX Laboratories, Inc.(b)	12,928	8,667,707
Intuitive Surgical, Inc.(b)	5,325	2,684,971
Stryker Corp.	48,541	17,938,812
		38,133,910
Hotels, Resorts & Cruise Lines–2.69%
Amadeus IT Group S.A. (Spain)	126,432	8,476,841
Booking Holdings, Inc.	1,347	6,737,478
		15,214,319
Industrial Gases–0.93%
Linde PLC	11,550	5,278,004
Interactive Media & Services–23.29%
Alphabet, Inc., Class A	191,895	64,860,510
Meta Platforms, Inc., Class A	61,111	43,786,031
Tencent Holdings Ltd. (China)	302,600	23,258,381
		131,904,922
Internet Services & Infrastructure–1.71%
Shopify, Inc., Class A (Canada)(b)	73,798	9,684,512
Life Sciences Tools & Services–6.40%
Lonza Group AG (Switzerland)	22,314	15,161,248
Thermo Fisher Scientific, Inc.	36,444	21,086,863
		36,248,111
Movies & Entertainment–2.07%
Netflix, Inc.(b)	105,427	8,802,100
Spotify Technology S.A. (Sweden)(b)	5,855	2,929,549
		11,731,649
Shares		Value
Passenger Ground Transportation–2.85%
Uber Technologies, Inc.(b)	201,492	$16,129,435
Pharmaceuticals–4.08%
Eli Lilly and Co.	18,299	18,978,808
Galderma Group AG, Class A (Switzerland)	22,062	4,112,333
		23,091,141
Semiconductor Materials & Equipment–4.45%
BE Semiconductor Industries N.V. (Netherlands)	28,657	5,577,893
Lam Research Corp.	84,001	19,610,874
		25,188,767
Semiconductors–13.84%
ARM Holdings PLC, ADR(b)(c)	46,645	4,914,517
Broadcom, Inc.	64,375	21,327,437
Marvell Technology, Inc.	40,914	3,228,933
NVIDIA Corp.	100,000	19,113,000
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	539,000	29,804,492
		78,388,379
Systems Software–5.23%
CrowdStrike Holdings, Inc., Class A(b)	34,217	15,103,555
Microsoft Corp.	13,683	5,887,658
ServiceNow, Inc.(b)	73,779	8,632,881
		29,624,094
Transaction & Payment Processing Services–8.86%
Adyen N.V. (Netherlands)(b)(d)	5,645	8,370,653
Mastercard, Inc., Class A	44,160	23,792,966
Visa, Inc., Class A	55,884	17,985,148
		50,148,767
Total Common Stocks & Other Equity Interests (Cost $270,038,930)		564,054,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $270,038,930)		564,054,489
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.36%
Invesco Private Government Fund, 3.65%(e)(f)(g)	1,731,988	1,731,988
Invesco Private Prime Fund, 3.80%(e)(f)(g)	5,990,705	5,992,502
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,724,490)		7,724,490
TOTAL INVESTMENTS IN SECURITIES–100.95% (Cost $277,763,420)		571,778,979
OTHER ASSETS LESS LIABILITIES—(0.95)%		(5,387,750)
NET ASSETS–100.00%		$566,391,229
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented 1.48% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$434,934	$6,644,285	$(7,079,219)	$-	$-	$-	$5,942
Invesco Treasury Portfolio, Institutional Class	807,736	12,339,385	(13,147,121)	-	-	-	10,927
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,652,862	17,788,379	(17,709,253)	-	-	1,731,988	15,001*
Invesco Private Prime Fund	4,300,005	44,778,637	(43,086,141)	40	(39)	5,992,502	40,758*
Total	$7,195,537	$81,550,686	$(81,021,734)	$40	$(39)	$7,724,490	$72,628

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$448,656,666	$115,397,823	$—	$564,054,489
Money Market Funds	—	7,724,490	—	7,724,490
Total Investments	$448,656,666	$123,122,313	$—	$571,778,979
Invesco Global Focus Fund